SUPPLEMENTARY DATA (Summary of Unamortized Content Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY DATA [Abstract]
Predominantly Monetized Individually, In release	$ 24	$ 1,410
Predominantly Monetized Individually, Completed but not released	3	2,045
Predominantly Monetized Individually, In production	949	1,350
Predominantly Monetized Individually, In development	8
Predominantly Monetized Individually, Total film and television costs	984	4,805
Predominantly Monetized as a Film Group, Licensed and acquired program rights	24,646	21,413
Predominantly Monetized as a Film Group, In release	1,655	2,081
Predominantly Monetized as a Film Group, Completed but not released		115
Predominantly Monetized as a Film Group, In production	920	819
Predominantly Monetized as a Film Group, Total film and television costs	$ 27,221	$ 24,428